Portfolio of investments—June 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 51.52%
Communications: 6.65%
Media: 1.63%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80%	4-1-2031	$90,000	$73,559
Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	3-15-2028	180,000	170,106
Comcast Corp.	3.40	4-1-2030	100,000	91,929
Paramount Global	4.95	1-15-2031	130,000	114,373
				449,967
Telecommunications: 5.02%
AT&T, Inc.	3.65	6-1-2051	225,000	158,925
Motorola Solutions, Inc.	4.60	2-23-2028	350,000	344,106
T-Mobile USA, Inc.	2.55	2-15-2031	40,000	33,955
T-Mobile USA, Inc.	3.30	2-15-2051	155,000	104,644
T-Mobile USA, Inc.	3.75	4-15-2027	145,000	139,368
Verizon Communications, Inc.	3.40	3-22-2041	445,000	340,288
Verizon Communications, Inc.	4.13	8-15-2046	325,000	262,716
				1,384,002
Consumer, cyclical: 7.14%
Airlines: 2.36%
American Airlines Pass-Through Trust Series 2014-1 Class A	3.70	4-1-2028	184,370	176,086
British Airways Pass-Through Trust Series 2019-1 Class AA144A	3.30	6-15-2034	335,448	301,588
U.S. Airways Pass-Through Trust Series 2012-2 Class A	4.63	12-3-2026	175,103	173,114
				650,788
Apparel: 0.34%
Tapestry, Inc.	7.35	11-27-2028	90,000	93,409
Auto manufacturers: 2.97%
Cummins, Inc.	5.45	2-20-2054	170,000	166,744
General Motors Co.	6.13	10-1-2025	185,000	185,963
Hyundai Capital America144A	1.80	10-15-2025	295,000	281,053
Hyundai Capital America144A	1.80	1-10-2028	85,000	75,322
Toyota Motor Credit Corp.	4.05	9-13-2029	100,000	109,866
				818,948
Entertainment: 1.17%
Warnermedia Holdings, Inc.	5.05	3-15-2042	75,000	61,005
Warnermedia Holdings, Inc.	5.14	3-15-2052	335,000	260,834
				321,839
Retail: 0.30%
Lowe’s Cos., Inc.	4.25	4-1-2052	70,000	55,015
McDonald’s Corp.	4.20	4-1-2050	35,000	27,899
				82,914
See accompanying notes to portfolio of investments
Allspring Global Investment Grade Credit Fund | 1

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 8.28%
Agriculture: 0.48%
BAT Capital Corp.	4.54%	8-15-2047	$174,000	$133,977
Biotechnology: 0.13%
Amgen, Inc.	4.20	2-22-2052	45,000	35,583
Commercial services: 1.49%
Equifax, Inc.	2.35	9-15-2031	155,000	127,187
Equifax, Inc.	3.10	5-15-2030	175,000	156,035
S&P Global, Inc.	1.25	8-15-2030	100,000	80,806
S&P Global, Inc.	2.30	8-15-2060	90,000	45,713
				409,741
Food: 0.45%
Smithfield Foods, Inc.144A	3.00	10-15-2030	145,000	123,110
Healthcare-products: 0.79%
Medtronic, Inc.	3.65	10-15-2029	100,000	108,174
Medtronic, Inc.	3.88	10-15-2036	100,000	108,525
				216,699
Healthcare-services: 2.58%
Centene Corp.	2.45	7-15-2028	210,000	186,444
Elevance Health, Inc.	2.25	5-15-2030	20,000	17,137
HCA, Inc.	3.63	3-15-2032	130,000	114,512
HCA, Inc.	4.38	3-15-2042	130,000	106,616
UnitedHealth Group, Inc.	5.88	2-15-2053	190,000	197,322
UnitedHealth Group, Inc.	6.05	2-15-2063	85,000	89,446
				711,477
Pharmaceuticals: 2.36%
AbbVie, Inc.	4.25	11-21-2049	145,000	120,836
AbbVie, Inc.	5.05	3-15-2034	200,000	199,415
Bristol-Myers Squibb Co.	2.55	11-13-2050	175,000	102,392
Bristol-Myers Squibb Co.	5.55	2-22-2054	80,000	78,871
Bristol-Myers Squibb Co.	5.65	2-22-2064	40,000	39,074
CVS Health Corp.	4.25	4-1-2050	110,000	83,682
CVS Health Corp.	4.30	3-25-2028	27,000	26,072
				650,342
Energy: 5.02%
Oil & gas: 2.06%
BP Capital Markets America, Inc.	2.94	6-4-2051	345,000	219,018
Exxon Mobil Corp.	2.61	10-15-2030	160,000	140,384
Marathon Petroleum Corp.	3.80	4-1-2028	220,000	209,633
				569,035
Pipelines: 2.96%
Energy Transfer LP	3.75	5-15-2030	160,000	147,185
See accompanying notes to portfolio of investments
2 | Allspring Global Investment Grade Credit Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Kinder Morgan Energy Partners LP	5.40%	9-1-2044	$200,000	$183,127
MPLX LP	4.00	3-15-2028	315,000	301,403
ONEOK, Inc.	6.10	11-15-2032	75,000	77,515
Sabine Pass Liquefaction LLC	4.50	5-15-2030	110,000	105,526
				814,756
Financial: 15.99%
Banks: 7.16%
Citigroup, Inc.	3.30	4-27-2025	470,000	461,904
Citigroup, Inc. (U.S. SOFR+1.17%)±	2.56	5-1-2032	170,000	141,671
Goldman Sachs Group, Inc. (U.S. SOFR+1.41%)±	3.10	2-24-2033	115,000	98,217
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.25%)±	2.58	4-22-2032	150,000	126,688
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.60%)±	3.78	2-1-2028	145,000	139,687
JPMorgan Chase & Co. (U.S. SOFR 3 Month+2.52%)±	2.96	5-13-2031	145,000	127,081
Morgan Stanley	3.13	7-27-2026	565,000	540,162
Santander Holdings USA, Inc.	4.40	7-13-2027	230,000	222,214
State Street Corp.	2.40	1-24-2030	130,000	114,518
				1,972,142
Diversified financial services: 2.16%
Aviation Capital Group LLC144A	5.50	12-15-2024	305,000	304,199
BlackRock, Inc.	1.90	1-28-2031	35,000	28,991
Computershare U.S., Inc.	1.13	10-7-2031	200,000	172,581
Intercontinental Exchange, Inc.	3.00	6-15-2050	140,000	90,268
				596,039
Insurance: 3.79%
American International Group, Inc.	4.75	4-1-2048	330,000	290,761
Aon North America, Inc.	5.75	3-1-2054	50,000	48,903
Athene Holding Ltd.	3.50	1-15-2031	295,000	261,105
Belrose Funding Trust144A	2.33	8-15-2030	185,000	150,697
Berkshire Hathaway Finance Corp.	2.38	6-19-2039	100,000	88,592
Brighthouse Financial, Inc.	4.70	6-22-2047	77,000	59,744
New York Life Global Funding	3.45	1-30-2031	100,000	107,158
Unum Group	4.50	12-15-2049	50,000	38,981
				1,045,941
Investment Companies: 0.54%
FS KKR Capital Corp.	3.40	1-15-2026	155,000	147,464
REITS: 2.34%
American Tower Corp.	5.45	2-15-2034	60,000	59,476
Equinix, Inc.	2.15	7-15-2030	275,000	230,567
Sabra Health Care LP	3.20	12-1-2031	110,000	91,439
Simon Property Group LP	1.75	2-1-2028	60,000	53,451
Simon Property Group LP	3.25	9-13-2049	255,000	170,856
Vornado Realty LP	3.40	6-1-2031	50,000	39,228
				645,017
See accompanying notes to portfolio of investments
Allspring Global Investment Grade Credit Fund | 3

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Industrial: 1.67%
Aerospace/defense: 0.94%
RTX Corp.	4.13%	11-16-2028		$270,000	$259,902
Electronics: 0.49%
Jabil, Inc.	3.60	1-15-2030		150,000	135,632
Transportation: 0.24%
Union Pacific Corp.	2.40	2-5-2030		75,000	65,635
Technology: 4.43%
Computers: 0.80%
Dell International LLC/EMC Corp.	6.20	7-15-2030		95,000	99,731
Kyndryl Holdings, Inc.	6.35	2-20-2034		85,000	86,359
NetApp, Inc.	2.70	6-22-2030		40,000	34,779
					220,869
Semiconductors: 1.24%
Intel Corp.	2.80	8-12-2041		265,000	183,344
Marvell Technology, Inc.	4.88	6-22-2028		80,000	78,829
Texas Instruments, Inc.	4.85	2-8-2034		80,000	79,279
					341,452
Software: 2.39%
Fiserv, Inc.	2.65	6-1-2030		45,000	39,147
Fiserv, Inc.	3.50	7-1-2029		140,000	129,434
Intuit, Inc.	5.20	9-15-2033		90,000	90,377
Intuit, Inc.	5.50	9-15-2053		55,000	55,261
Oracle Corp.	2.88	3-25-2031		355,000	306,534
Oracle Corp.	3.60	4-1-2050		55,000	38,493
					659,246
Utilities: 2.34%
Electric: 2.34%
Duke Energy Florida LLC	1.75	6-15-2030		90,000	74,676
New York State Electric & Gas Corp.144A	3.25	12-1-2026		145,000	136,662
Oglethorpe Power Corp.	3.75	8-1-2050		125,000	88,607
PacifiCorp	3.50	6-15-2029		295,000	274,046
Union Electric Co.	2.95	3-15-2030		80,000	71,487
					645,478
Total corporate bonds and notes (Cost $16,220,052)					14,201,404
Foreign corporate bonds and notes: 27.47%
Basic materials: 0.38%
Chemicals: 0.38%
DSM BV%%	3.63	7-2-2034	EUR	100,000	106,116
See accompanying notes to portfolio of investments
4 | Allspring Global Investment Grade Credit Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Communications: 1.90%
Telecommunications: 1.90%
Chorus Ltd.	3.63%	9-7-2029	EUR	100,000	$106,256
Koninklijke KPN NV	3.88	2-16-2036	EUR	100,000	105,766
O2 Telefonica Deutschland Finanzierungs GmbH	1.75	7-5-2025	EUR	200,000	209,900
Tele2 AB	2.13	5-15-2028	EUR	100,000	101,303
					523,225
Consumer, cyclical: 0.78%
Auto manufacturers: 0.78%
PACCAR Financial Europe BV	3.25	11-29-2025	EUR	100,000	106,631
Volkswagen Leasing GmbH	4.00	4-11-2031	EUR	100,000	107,699
					214,330
Consumer, non-cyclical: 5.80%
Beverages: 0.67%
Anheuser-Busch InBev SA	1.13	7-1-2027	EUR	100,000	100,795
CCEP Finance Ireland DAC	0.88	5-6-2033	EUR	100,000	84,992
					185,787
Commercial services: 1.26%
Ayvens SA	3.88	1-24-2028	EUR	100,000	107,026
ISS Global AS	3.88	6-5-2029	EUR	100,000	107,439
Motability Operations Group PLC	2.38	7-3-2039	GBP	150,000	131,676
					346,141
Healthcare-products: 1.09%
American Medical Systems Europe BV	3.50	3-8-2032	EUR	100,000	105,520
Molnlycke Holding AB	0.63	1-15-2031	EUR	100,000	86,311
Werfen SA	4.25	5-3-2030	EUR	100,000	107,721
					299,552
Household products/wares: 0.78%
Reckitt Benckiser Treasury Services PLC	3.63	6-20-2029	EUR	200,000	214,735
Pharmaceuticals: 2.00%
AstraZeneca PLC	1.25	5-12-2028	EUR	100,000	99,322
AstraZeneca PLC	3.75	3-3-2032	EUR	100,000	109,626
Bayer AG	4.63	5-26-2033	EUR	100,000	109,957
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.11%)±	3.13	11-12-2079	EUR	100,000	97,195
GlaxoSmithKline Capital PLC	1.63	5-12-2035	GBP	150,000	136,629
					552,729
Energy: 2.07%
Energy-alternate sources: 0.31%
Acciona Energia Financiacion Filiales SA	1.38	1-26-2032	EUR	100,000	87,016
Oil & gas: 1.76%
BP Capital Markets PLC (UK Gilts 5 Year+3.89%)ʊ±	4.25	3-22-2027	GBP	100,000	120,083
DCC Group Finance Ireland DAC	4.38	6-27-2031	EUR	100,000	106,421
See accompanying notes to portfolio of investments
Allspring Global Investment Grade Credit Fund | 5

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Oil & gas(continued)
Eni SpA	3.88%	1-15-2034	EUR	100,000	$106,031
Shell International Finance BV	1.00	12-10-2030	GBP	150,000	152,202
					484,737
Financial: 11.79%
Banks: 8.04%
ABN AMRO Bank NV	3.88	1-15-2032	EUR	100,000	107,353
Argenta Spaarbank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year+1.10%)±	1.38	2-8-2029	EUR	200,000	194,386
Belfius Bank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+1.30%)±	1.25	4-6-2034	EUR	200,000	184,261
BNP Paribas SA (3 Month EURIBOR+0.92%)±	3.88	1-10-2031	EUR	100,000	107,958
Credit Agricole SA	3.75	1-22-2034	EUR	100,000	106,866
De Volksbank NV	4.88	3-7-2030	EUR	100,000	111,534
DNB Bank ASA (3 Month EURIBOR+0.65%)±	4.00	3-14-2029	EUR	100,000	108,612
ING Groep NV (3 Month EURIBOR+1.72%)±	3.88	8-12-2029	EUR	100,000	107,677
Investec PLC (UK Gilts 5 Year+5.91%)±	9.13	3-6-2033	GBP	100,000	134,222
Lloyds Bank Corporate Markets PLC	4.13	5-30-2027	EUR	100,000	108,787
Lloyds Banking Group PLC (EURIBOR ICE Swap Rate 11:00am+1.18%)±	3.88	5-14-2032	EUR	100,000	106,803
Mizuho Financial Group, Inc. (3 Month EURIBOR+0.72%)±	0.47	9-6-2029	EUR	100,000	94,039
NatWest Group PLC (GBP Swap Semi Annual (vs. 6 Month LIBOR) 1 Year+1.49%)±	2.88	9-19-2026	GBP	100,000	122,259
Permanent TSB Group Holdings PLC (EURIBOR ICE Swap Rate 11:00am+1.60%)±	4.25	7-10-2030	EUR	100,000	105,950
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+3.15%)±	2.88	6-18-2032	EUR	100,000	97,820
Svenska Handelsbanken AB	3.75	5-5-2026	EUR	100,000	107,585
Toronto-Dominion Bank	3.63	12-13-2029	EUR	100,000	106,630
Zuercher Kantonalbank (3 Month EURIBOR+0.90%)±	2.02	4-13-2028	EUR	200,000	204,216
					2,216,958
Insurance: 1.81%
Credit Agricole Assurances SA	2.00	7-17-2030	EUR	200,000	185,800
Mandatum Life Insurance Co. Ltd. (3 Month EURIBOR+2.30%)±	1.88	10-4-2049	EUR	200,000	212,406
Sampo Oyj (3 Month EURIBOR+4.05%)±	3.38	5-23-2049	EUR	100,000	101,679
					499,885
Real estate: 1.61%
Grand City Properties SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.18%)ʊ±	1.50	3-9-2026	EUR	100,000	68,514
Heimstaden Bostad AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	3.63	10-13-2026	EUR	100,000	70,951
LEG Immobilien SE	0.75	6-30-2031	EUR	100,000	85,194
Logicor Financing SARL	4.63	7-25-2028	EUR	100,000	107,708
Prologis International Funding II SA	4.63	2-21-2035	EUR	100,000	110,151
					442,518
See accompanying notes to portfolio of investments
6 | Allspring Global Investment Grade Credit Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
REITS: 0.33%
Tritax Big Box REIT PLC	1.50%	11-27-2033	GBP	100,000	$89,519
Industrial: 1.37%
Building materials: 0.65%
Aliaxis Finance SA	0.88	11-8-2028	EUR	100,000	93,987
Holcim Finance Luxembourg SA	0.50	4-23-2031	EUR	100,000	85,876
					179,863
Electrical components & equipment: 0.39%
Legrand SA	3.50	6-26-2034	EUR	100,000	106,588
Engineering & construction: 0.33%
Cellnex Finance Co. SA	2.00	2-15-2033	EUR	100,000	90,782
Utilities: 3.38%
Electric: 1.80%
Electricite de France SA	5.50	10-17-2041	GBP	100,000	116,980
EnBW International Finance BV	3.85	5-23-2030	EUR	100,000	108,896
Engie SA	1.00	10-26-2036	EUR	100,000	76,571
RTE Reseau de Transport d’Electricite SADIR	1.88	10-23-2037	EUR	100,000	86,424
RTE Reseau de Transport d’Electricite SADIR	3.50	4-30-2033	EUR	100,000	106,154
					495,025
Gas: 1.27%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	180,000	172,764
National Gas Transmission PLC	1.13	1-14-2033	GBP	200,000	177,960
					350,724
Water: 0.31%
Thames Water Utilities Finance PLC	0.88	1-31-2028	EUR	100,000	85,872
Total foreign corporate bonds and notes (Cost $8,462,786)					7,572,102
Foreign government bonds: 1.71%
Belgium: 0.74%
European Union	2.75	12-4-2037	EUR	200,000	203,160
Germany: 0.97%
Bundesrepublik Deutschland Bundesanleihe¤	0.00	8-15-2030	EUR	100,000	92,757
Bundesrepublik Deutschland Bundesanleihe	1.00	5-15-2038	EUR	100,000	86,844
Bundesrepublik Deutschland Bundesanleihe	1.80	8-15-2053	EUR	100,000	88,419
					268,020
Total foreign government bonds (Cost $463,225)					471,180
U.S. Treasury securities: 2.51%
U.S. Treasury Notes	3.50	4-30-2030		$80,000	76,487
U.S. Treasury Notes	3.50	2-15-2033		50,000	46,863
See accompanying notes to portfolio of investments
Allspring Global Investment Grade Credit Fund | 7

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	4.00%	1-31-2029	$190,000	$187,076
U.S. Treasury Notes	4.00	2-15-2034	395,000	383,397
Total U.S. Treasury securities (Cost $701,582)				693,823
Yankee corporate bonds and notes: 12.83%
Communications: 1.26%
Internet: 0.54%
Prosus NV144A	3.83	2-8-2051	230,000	149,603
Telecommunications: 0.72%
Rogers Communications, Inc.	5.00	2-15-2029	200,000	197,535
Consumer, non-cyclical: 0.11%
Pharmaceuticals: 0.11%
Pfizer Investment Enterprises Pte. Ltd.	4.75	5-19-2033	30,000	29,229
Energy: 0.32%
Oil & gas: 0.32%
Equinor ASA	2.38	5-22-2030	30,000	26,195
Saudi Arabian Oil Co.144A	4.38	4-16-2049	75,000	61,462
				87,657
Financial: 9.27%
Banks: 7.51%
Banco Santander SA	3.49	5-28-2030	200,000	179,072
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	200,000	200,558
HSBC Holdings PLC	4.30	3-8-2026	230,000	226,200
HSBC Holdings PLC (U.S. SOFR+2.39%)±	2.85	6-4-2031	200,000	172,889
National Australia Bank Ltd.144A	2.33	8-21-2030	260,000	215,059
Santander U.K. Group Holdings PLC (U.S. SOFR+2.75%)±	6.83	11-21-2026	200,000	202,668
Sumitomo Mitsui Financial Group, Inc.	2.13	7-8-2030	200,000	167,200
UBS AG	3.63	9-9-2024	330,000	328,419
UBS Group AG (1 Year Treasury Constant Maturity+1.10%)144A±	2.75	2-11-2033	200,000	163,456
UBS Group AG (5 Year Treasury Constant Maturity+4.75%)144Aʊ±	9.25	11-13-2028	200,000	215,181
				2,070,702
Diversified financial services: 1.58%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.30	1-30-2032	150,000	128,883
Avolon Holdings Funding Ltd.144A	4.38	5-1-2026	315,000	306,412
				435,295
Insurance: 0.18%
Fairfax Financial Holdings Ltd.144A	6.35	3-22-2054	50,000	50,033
See accompanying notes to portfolio of investments
8 | Allspring Global Investment Grade Credit Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 0.71%
Aerospace/defense: 0.71%
BAE Systems PLC144A	5.30%	3-26-2034	$100,000	$99,081
BAE Systems PLC144A	5.50	3-26-2054	100,000	97,774
				196,855
Technology: 1.16%
Semiconductors: 1.16%
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.40	5-1-2030	85,000	77,016
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.88	6-18-2026	250,000	242,778
				319,794
Total yankee corporate bonds and notes (Cost $3,848,352)				3,536,703

		Yield	Shares
Short-term investments: 2.13%
Investment companies: 2.13%
Allspring Government Money Market Fund Select Class♠∞##		5.25	586,599	586,599
Total short-term investments (Cost $586,599)				586,599
Total investments in securities (Cost $30,282,596)	98.17%			27,061,811
Other assets and liabilities, net	1.83			503,267
Total net assets	100.00%			$27,565,078

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$381,027	$8,465,638	$(8,260,066)	$0	$0	$586,599	586,599	$21,694
See accompanying notes to portfolio of investments
Allspring Global Investment Grade Credit Fund | 9

Portfolio of investments—June 30, 2024 (unaudited)

Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	7,526,147	EUR	6,900,000	State Street Bank & Trust Co.	7-24-2024	$128,961	$0
USD	101,711	EUR	95,000	State Street Bank & Trust Co.	7-24-2024	0	(135)
USD	1,304,570	GBP	1,020,000	State Street Bank & Trust Co.	7-24-2024	15,021	0
						$143,982	$(135)
See accompanying notes to portfolio of investments
10 | Allspring Global Investment Grade Credit Fund

Notes to portfolio of investments—June 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in
Allspring Global Investment Grade Credit Fund | 11

Notes to portfolio of investments—June 30, 2024 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$14,201,404	$0	$14,201,404
Foreign corporate bonds and notes	0	7,572,102	0	7,572,102
Foreign government bonds	0	471,180	0	471,180
U.S. Treasury securities	693,823	0	0	693,823
Yankee corporate bonds and notes	0	3,536,703	0	3,536,703
Short-term investments
Investment companies	586,599	0	0	586,599
	1,280,422	25,781,389	0	27,061,811
Forward foreign currency contracts	0	143,982	0	143,982
Total assets	$1,280,422	$25,925,371	$0	$27,205,793
Liabilities
Forward foreign currency contracts	$0	$135	$0	$135
Total liabilities	$0	$135	$0	$135
Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
12 | Allspring Global Investment Grade Credit Fund